Goodwill, Net	12 Months Ended
Aug. 31, 2023
Goodwill, Net [Line Items]
GOODWILL, NET
9.	GOODWILL, NET

The following table summarizes the change in the carrying amount of goodwill by segment for the years ended August 31, 2022 and 2023:

	Overseas Schools	Complementary Education Services	Total
	RMB	RMB	RMB
Balance as of August 31, 2021	1,220,965	729,221	1,950,186
Impairment (a)	(419,805)	—	(419,805)
Exchange realignment	(96,465)	—	(96,465)
Balance as of August 31, 2022	704,695	729,221	1,433,916
Impairment (b)	—	(207,830)	(207,830)
Exchange realignment	102,786	—	102,786
Balance as of August 31, 2023	807,481	521,391	1,328,872

Notes:

(a)

For each of the years ended August 31, 2021 and 2022, the Company performed impairment test of its goodwill.

For the year ended August 31, 2021, the Group has determined that based on the underperformance of Elan reporting unit, market conditions and other factors including the adverse impacts from the regulations on after-school tutoring promulgated by the General Office of State Council and the General Office of Central Committee of the Communist Party of China in the fiscal year 2021, it was more likely than not that there were indications of impairment. Furthermore, the Group also has determined that based on the underperformance of the Chengdu Yinzhe reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Elan and Chengdu Yinzhe reporting unit exceeded their respective fair values. Accordingly, the Group recorded RMB 51,361 and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively. The impairment is recorded in complementary education services reportable segment.

Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. The impairment is recorded in Overseas Schools reportable segment.

(b)

For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 116,755, RMB 39,840, RMB 30,361 and RMB 20,874 as impairment loss on goodwill of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 17.5% (Can-achieve); 18.0% (Chengdu Yinzhe); 16.5% (Hangzhou Impression); 25.0% (Leti); a terminal growth rate of 2.0% (Can-achieve); 2.0% (Chengdu Yinzhe); 2.0% (Hangzhou Impression); 2.0% (Leti); and forecasts future revenues. The impairment is recorded in complementary education services reportable segment.

Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2023, it is determined that the carrying amount of the Overseas Schools reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2023 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15.0% (2022: 15.0%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.

(c)	The carrying amount of goodwill included RMB 504,535 and RMB 712,365 of accumulated impairments as of August 31, 2022 and 2023, respectively.